Other expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other expenses
Listing costs	$ 2,305,274	$ 1,906,995
Total other expenses	$ 2,305,274	$ 1,906,995